Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Schedule of Corporate Assets Not Allocated to Segments

	E&P	Cryptocurrency Mining	Total
Three months ended June 30, 2023
Revenues	$—	$179,318	$179,318
Depreciation, depletion and amortization expense	—	132,851	132,851
Impairment of cryptocurrency mining equipment	—	16,794,688	16,794,688
Loss from operations	(1,199,929)	(18,499,007)	(19,698,936)
Interest expense (1)	(2,052)	(41,667)	(43,719)
Interest income (1)	18,072	24,965	43,037
Loss on adjustment to fair value - AR Debentures	—	(741,000)	(741,000)
Loss on adjustment to fair value – Obligation Shares (1)	(296,546)	(409,639)	(706,185)
Assets	$3,189,031	$4,405,219	$7,594,250

June 7, 2022 (date of inception) through June 30, 2022
Revenues	$—	$—	$—
Depreciation, depletion and amortization expense	—	—	—
Loss from operations	(32,723)	—	(32,723)
Interest expense	—	—	—
Interest income	—	—	—
Other expense	—	—	—
Other income	—	—	—
Assets	$240,345	$—	$240,345

(1)	Amounts are allocated to each segment as they are incurred at the corporate level.

	E&P	Cryptocurrency Mining	Total
Six months ended June 30, 2023
Revenues	$—	$179,318	$179,318
Depreciation, depletion and amortization expense	—	132,851	132,851
Impairment of cryptocurrency mining equipment	—	16,794,688	16,794,688
Loss from operations	(1,226,970)	(18,536,358)	(19,763,328)
Interest expense (1)	(2,052)	(41,667)	(43,719)
Interest income (1)	18,072	24,965	43,037
Loss on adjustment to fair value – AR Debentures	—	(741,000)	(741,000)
Loss on adjustment to fair value – Obligation Shares (1)	(296,546)	(409,639)	(706,185)
Assets	$3,189,031	$4,405,219	$7,594,250

June 7, 2022 (date of inception) through June 30, 2022
Revenues	$—	$—	$—
Depreciation, depletion and amortization expense	—	—	—
Operating income	(32,723)	—	(32,723)
Interest expense	—	—	—
Interest income	—	—	—
Other expense	—	—	—
Other income	—	—	—
Assets	$240,345	$—	$240,345

(1)	Amounts are allocated to each segment as they are incurred at the corporate level.

The following table presents the breakout of other assets, which represent corporate assets not allocated to segments at June 30, 2023 and 2022:

	As of June 30,
	2023	2022
Cash and cash equivalents	$8,551,483	$—
Prepaid expenses	381,263	—

Creek Road Miners Inc [Member]
Segment Reporting Information [Line Items]
Schedule of Market Price of Miners

	Market Price per Miner	Total Amount
July 2022 batch (100 miners)	$7,756	$775,600
August 2022 batch (100 miners)	7,140	714,000
September 2022 batch (100 miners)	7,140	714,000
October 2022 batch (100 miners)	6,510	651,000
November 2022 batch (100 miners)	5,810	581,000
December 2022 batch (100 miners)	5,810	581,000
Estimated total amount due		4,016,600
Less: Payments made		3,969,000
Remaining amount due		$47,600

Schedule of Cryptocurrency Mining Operations

	Quantity of Bitcoin	US$ Amounts
Balance September 30, 2021	—	$—
Revenue recognized from cryptocurrency mined	6.7	369,804
Mining pool operating fees	(0.1)	(7,398)
Impairment of cryptocurrencies	—	(59,752)
Balance December 31, 2021	6.6	$302,654
Revenue recognized from cryptocurrency mined	8.3	343,055
Mining pool operating fees	(0.2)	(6,868)
Impairment of cryptocurrencies	—	(106,105)
Balance March 31, 2022	14.7	$532,736
Revenue recognized from cryptocurrency mined	4.6	166,592
Mining pool operating fees	(0.1)	(3,428)
Proceeds from the sale of cryptocurrency	(18.9)	(564,205)
Realized loss on the sale of cryptocurrency	—	(131,075)
Impairment of cryptocurrencies	—	(34)
Balance June 30, 2022 (1)	0.3	$586
Revenue recognized from cryptocurrency mined	0.3	7,955
Mining pool operating fees	—	(156)
Impairment of cryptocurrencies	—	(1,035)
Balance September 30, 2022 (1)	0.6	$7,350
Revenue recognized from cryptocurrency mined	—	—
Mining pool operating fees	—	—
Proceeds from the sale of cryptocurrency	(0.6)	(11,203)
Realized gain on the sale of cryptocurrency	—	3,853
Balance December 31, 2022 (1)	—	$—

(1)	Since June 30, 2022 the Company is neither receiving meaningful cryptocurrency awards nor generating meaningful revenue from cryptocurrency mining.

Corporate and Other [Member]
Segment Reporting Information [Line Items]
Schedule of Corporate Assets Not Allocated to Segments

The following table presents the breakout of other assets, which represent corporate assets not allocated to segments at June 30, 2023 and 2022:

	As of June 30,
	2023	2022
Cash and cash equivalents	$8,551,483	$—
Prepaid expenses	381,263	—